ASSET RETIREMENT OBLIGATIONS Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following table presents the changes in carrying amounts of the asset retirement obligations associated with our working interest in natural gas and crude oil properties:

	2012	2011
	(in thousands)

Balance beginning of year, January 1	$46,566	$28,047
Obligations incurred with development activities and assumed with acquisitions	14,169	9,625
Accretion expense	4,060	1,897
Obligations discharged with disposal of properties and asset retirements	(2,232)	(990)
Deconsolidation of PDCM and change in ownership interest	—	(916)
Revisions in estimated cash flows	—	8,903
Balance end of year, December 31 (1)	62,563	46,566
Less current portion	(1,000)	(250)
Long-term portion	$61,563	$46,316

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(1)	Includes $2 million as of December 31, 2011 related to assets held for sale.